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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cisco Systems, Inc.
Address: 170 West Tasman Drive
         San Jose, CA 95134-1706

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Evan B. Sloves
Title: Assistant Secretary
Phone: (408) 526-4000

Signature, Place, and Date of Signing:

   /s/ Evan B. Sloves             San Jose, CA               May 13, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                     REPORTING MANAGER: CISCO SYSTEMS, INC.

Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           3

Form 13F Information Table Value Total:    $771,876
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1.    28-                     Cisco Systems International B.V.
2.    28-                     Cisco Systems (Switzerland) Investments Ltd.

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                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER   -----------------------
NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------  ----------------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
VMWARE INC.             CL A COM          928563 40 2   530,010  6,500,000  SH         DEFINED           1  6,500,000       0     0
SPDR S&P 500 ETF TR     TR UNIT           78462F 10 3   226,689  1,709,700  SH         DEFINED           2  1,709,700       0     0
AMBOW ED HLDG LTD       ADR REPSTG CL A   02322P 10 1    15,177  1,913,857  SH         DEFINED              1,913,857       0     0